Organization - Schedule of Principal Subsidiaries Variable Interest Entities and Subsidiaries of Variable Interest Entities (Details)	12 Months Ended
Dec. 31, 2022
Stack Midco Limited | Cayman
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Nov. 27, 2018
Place of establishment	Cayman
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Suzhou Stack | PRC
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Dec. 10, 2018
Place of establishment	PRC
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Provision of technical and consulting services
Hebei Stack | PRC
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Jul. 10, 2019
Place of establishment	PRC
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Provision of technical and consulting services
Chindata (Hebei) Co Ltd | PRC
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Apr. 26, 2019
Place of establishment	PRC
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Provision of technical and consulting services
Datong Qinhuai Data Co Ltd | PRC
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Apr. 26, 2019
Place of establishment	PRC
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Provision of technical and consulting services
Huailai Sidake Data Co Ltd | PRC
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Jun. 12, 2019
Place of establishment	PRC
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Provision of technical and consulting services
Bridge Data Centres Malaysia Sdn. Bhd. | Malaysia
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Nov. 01, 2017
Place of establishment	Malaysia
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Provision of IDC colocation rental services
Bridge Datacentres (Mumbai) LLP | India
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Oct. 18, 2017
Place of establishment	India
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Provision of IDC colocation rental services
VIEs | Beijing Sitan | PRC
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Dec. 19, 2018
Place of establishment	PRC
Principal activities	Provision of IDC colocation services
VIEs | Hebei Qinshu | PRC
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Jul. 10, 2019
Place of establishment	PRC
Principal activities	Provision of IDC colocation services
VIEs | Chindata Beijing Co Ltd | PRC
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Apr. 26, 2019
Place of establishment	PRC
Principal activities	Provision of IDC colocation services
VIEs | Sidake Hebei Data Science and Technology Co., Ltd. | PRC
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Apr. 26, 2019
Place of establishment	PRC
Principal activities	Provision of IDC colocation services
VIEs | Datong Sitan Data Science and Technology Co Ltd | PRC
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Apr. 26, 2019
Place of establishment	PRC
Principal activities	Provision of IDC colocation services
VIEs | Shenzhen | PRC
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Apr. 26, 2019
Place of establishment	PRC
Principal activities	Provision of IDC colocation services
VIEs | Huailai Qinyuan Information Science and Technology Co Ltd | PRC
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Jul. 12, 2019
Place of establishment	PRC
Principal activities	Provision of IDC colocation services
VIEs | Datong Qinling Information Science and Technology Co Ltd | PRC
Principal Subsidiaries VIE And Subsidiaries Of VIE [Line Item]
Date of establishment/ acquisition	Jul. 26, 2019
Place of establishment	PRC
Principal activities	Provision of IDC colocation services